Intellectual Property (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intellectual Property

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	September 30,	December 31,
	2020	2019

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpress™	1,388,051	1,388,051
FileFacets™	135,000	-
IntellyWP™	135,000	-
	4,999,851	4,729,851
Accumulated amortization	(2,756,172)	(1,587,913)
Intellectual property, net of accumulated amortization	$2,243,679	$3,141,938

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31, 2019	December 31, 2018

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	-
DataExpressTM	1,388,051	-
	4,729,851	1,896,800
Accumulated amortization	(1,587,913)	(108,467)
Intellectual property, net of accumulated amortization	$3,141,938	$1,788,333

Schedule of Future Amortization Expense of Intangible Assets

Based on the carrying value of definite-lived intangible assets as of September 30, 2020, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2020 (excluding the nine months ended September 30, 2020)	$227,358
2021	909,422
2022	728,816
2023	335,333
2024	27,000
Thereafter	15,750
2,243,679

Based on the carrying value of definite-lived intangible assets as of December 31, 2019, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2020	$1,354,366
2021	792,422
2022	686,816
2023	308,333
2024	-